OTHER LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Loans Payable [Abstract]
Schedule of Other Long-Term Debt
	As of December 31,
	2019	2018
Long-term JPY bank loan - principal amount, see B and C below	$101,365	$100,118
Capital leases - see D below	60,277	47,195
Operating leases – see E below	17,828	--
Less - current maturities of long-term debt	(28,201)	(10,814)
	$151,269	$136,499

Schedule of Repayment of Loans
	As of December 31, 2019
	Interest rate	2020	2021	2022	2023	2024 and on	Total
In JPY	1.95%	$--	$22,526	$22,526	$22,526	$33,787	$101,365
Total outstanding principal		$--	$22,526	$22,526	$22,526	$33,787	$101,365

	As of December 31, 2018
	Interest rate	2019	2020	2021	2022	2023 and on	Total
In JPY	1.95%	$--	$--	$22,248	$22,248	$55,622	$100,118
Total outstanding principal		$--	$--	$22,248	$22,248	$55,622	$100,118

Schedule of Maturity of Capital Leases liabilities	The following presents the maturity of capital lease liabilities as of December 31, 2019:
Fiscal Year
2020	$21,070
2021	16,332
2022	14,386
2023	7,684
2024	805
Total	$60,277

Schedule of Composition of Operating Leases
The following presents the composition of operating lease:
	Classification in Consolidated Balance Sheets	December 31, 2019
Right of use - assets under operating leases	Deferred tax and other long-term assets, net	$17,828
Lease liabilities:
Current operating leases liabilities	Current maturities of long-term debt	$7,131
Long-term operating lease liabilities	Other long-term debt	10,697
Total operating lease liabilities		$17,828

Weighted average remaining lease term (years)		4.9
Weighted average discount rate		1.95

Schedule of Maturity of Operating Leases liabilities
The following presents the maturity of operating lease liabilities as of December 31, 2019:

Fiscal Year
2020	$7,131
2021	6,304
2022	2,064
2023	645
2024	645
Thereafter	1,667
Total	18,456
Less – imputed interest	(628)
Total	$17,828